MANAGEMENT OF FINANCIAL RISK - FOREIGN CURRENCY RISK (Details) € in Thousands, د.م. in Thousands, S/ in Thousands, R$ in Thousands, Q in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GTQ (Q)	Dec. 31, 2018 MAD (د.م.)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GTQ (Q)	Dec. 31, 2017 MAD (د.م.)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 CLP ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 GTQ (Q)	Dec. 31, 2016 MAD (د.م.)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2016 USD ($)
Euro to Colombian Pesos [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									$ 0									$ 34,000									$ 45,000
Financial liabilities at fair value through profit or loss									$ 0									$ 0									$ 0
% Appreciation of asset and liability currency versus the functional currency	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	33.49	33.49	33.49	33.49	33.49	33.49	33.49	33.49	33.49	3,220.84008	3,220.84008	3,220.84008	3,220.84008	3,220.84008	3,220.84008	3,220.84008	3,220.84008	3,220.84008	2,846.7435699	2,846.7435699	2,846.7435699	2,846.7435699	2,846.7435699	2,846.7435699	2,846.7435699	2,846.7435699	2,846.7435699
Euro to Colombian Pesos [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | €				€ 0									€ 253									€ 244
Financial liabilities | €				€ 0																		0
Appreciation of financial assets in functional currency									$ 0				281									287
Appreciation of financial liabilities in functional currency									0				€ 0									€ 0
Euro to Colombian Pesos [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									0		$ 904,880,000							$ 303,000		$ 817,344,000							$ 272,000
Euro to Colombian Pesos [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities			$ 0																		$ 0						0
Euro to Dirham Moroccan [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									52,000									70,000									47,000
Financial liabilities at fair value through profit or loss									$ 0									$ 0									$ 0
% Appreciation of asset and liability currency versus the functional currency	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	0.1	0.1	0.1	0.1	0.1	0.1	0.1	0.1	0.1	10.1000968	10.1000968	10.1000968	10.1000968	10.1000968	10.1000968	10.1000968	10.1000968	10.1000968	9.6064349	9.6064349	9.6064349	9.6064349	9.6064349	9.6064349	9.6064349	9.6064349	9.6064349
Euro to Dirham Moroccan [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | €				€ 668									€ 527									€ 252
Financial liabilities | €				€ 0																		0
Appreciation of financial assets in functional currency									$ 713,000				586									297
Appreciation of financial liabilities in functional currency									0				€ 0									€ 0
Euro to Dirham Moroccan [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									764,000						د.م. 5,915			$ 632,000						د.م. 2,848			$ 281,000
Euro to Dirham Moroccan [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities						د.م. 0																		د.م. 0			0
Euro to Peruvian Nuevos Soles [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									0									5,000									12,000
Financial liabilities at fair value through profit or loss									$ 0									$ 0									$ 0
% Appreciation of asset and liability currency versus the functional currency	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	0.03	0.03	0.03	0.03	0.03	0.03	0.03	0.03	0.03	3.5025557	3.5025557	3.5025557	3.5025557	3.5025557	3.5025557	3.5025557	3.5025557	3.5025557	3.1838036	3.1838036	3.1838036	3.1838036	3.1838036	3.1838036	3.1838036	3.1838036	3.1838036
Euro to Peruvian Nuevos Soles [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | €				€ 0									€ 37									€ 64
Financial liabilities | €				0																		0
Appreciation of financial assets in functional currency | €				0									41									76
Appreciation of financial liabilities in functional currency | €				€ 0									€ 0									€ 0
Euro to Peruvian Nuevos Soles [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									$ 0								S/ 144	$ 44,000								S/ 241	$ 72,000
Euro to Peruvian Nuevos Soles [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities								S/ 0																		S/ 0	0
Euro to USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									180,000									400,000									412,000
Financial liabilities at fair value through profit or loss									$ 0									$ 0									$ 0
% Appreciation of asset and liability currency versus the functional currency	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	1.07937	1.07937	1.07937	1.07937	1.07937	1.07937	1.07937	1.07937	1.07937	0.94869	0.94869	0.94869	0.94869	0.94869	0.94869	0.94869	0.94869	0.94869
Euro to USD [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | €				€ 1,417									€ 2,999									€ 3,515
Financial liabilities | €				0																		0
Appreciation of financial assets in functional currency | €				1,574									3,332									3,905
Appreciation of financial liabilities in functional currency | €				€ 0									€ 0									€ 0
Euro to USD [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									$ 1,622,000									$ 3,597,000									$ 3,705,000
Euro to USD [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities									0																		0
Chilean Pesos to USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									6,000									1,000									0
Financial liabilities at fair value through profit or loss									$ 0									$ 0									$ 0
% Appreciation of asset and liability currency versus the functional currency	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	0	0	0	0	0	0	0	0	0	0.0014629	0.0014629	0.0014629	0.0014629	0.0014629	0.0014629	0.0014629	0.0014629	0.0014629	0.0013487	0.0013487	0.0013487	0.0013487	0.0013487	0.0013487	0.0013487	0.0013487	0.0013487
Chilean Pesos to USD [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets				€ 36,744							$ 7,982,000									$ 212,000
Financial liabilities | €				0																		€ 0
Appreciation of financial assets in functional currency				40,827							8,875,000									235,000
Appreciation of financial liabilities in functional currency				€ 0							$ 0									$ 0
Chilean Pesos to USD [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									$ 53,000									$ 13,000									$ 0
Chilean Pesos to USD [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities									0																		0
Mexican Pesos to USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									157,000									(49,000)									0
Financial liabilities at fair value through profit or loss									$ 0									$ 0									$ 0
% Appreciation of asset and liability currency versus the functional currency	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	0	0	0	0	0	0	0	0	0	0.0457715	0.0457715	0.0457715	0.0457715	0.0457715	0.0457715	0.0457715	0.0457715	0.0457715	0.0436482	0.0436482	0.0436482	0.0436482	0.0436482	0.0436482	0.0436482	0.0436482	0.0436482
Mexican Pesos to USD [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets							$ 27,719									$ 970									$ 6
Financial liabilities							0																		0
Appreciation of financial assets in functional currency							30,799									0									0
Appreciation of financial liabilities in functional currency							$ 0									$ 0									$ 0
Mexican Pesos to USD [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									$ 1,411,000									$ 49,000									$ 0
Mexican Pesos to USD [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities									0																		0
Brazilian Reais to USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									0									1,000									0
Financial liabilities at fair value through profit or loss									$ 0									$ 0									$ 0
% Appreciation of asset and liability currency versus the functional currency	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	0	0	0	0	0	0	0	0	0	0.2720677	0.2720677	0.2720677	0.2720677	0.2720677	0.2720677	0.2720677	0.2720677	0.2720677	0.2761499	0.2761499	0.2761499	0.2761499	0.2761499	0.2761499	0.2761499	0.2761499	0.2761499
Brazilian Reais to USD [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | R$	R$ 16									R$ 27									R$ 6
Financial liabilities | R$	0																		0
Appreciation of financial assets in functional currency | R$	17									30									7
Appreciation of financial liabilities in functional currency | R$	R$ 0									R$ 0									R$ 0
Brazilian Reais to USD [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									$ 4,000									$ 8,000									$ 2,000
Brazilian Reais to USD [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities									0																		0
Guatemalan Quetzal to USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									30,000									1,000									36,000
Financial liabilities at fair value through profit or loss									$ 0									$ 0									$ 0
% Appreciation of asset and liability currency versus the functional currency	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	0	0	0	0	0	0	0	0	0	0.1225362	0.1225362	0.1225362	0.1225362	0.1225362	0.1225362	0.1225362	0.1225362	0.1225362	0.119647	0.119647	0.119647	0.119647	0.119647	0.119647	0.119647	0.119647	0.119647
Guatemalan Quetzal to USD [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | Q					Q 2,094									Q 82									Q 2,442
Financial liabilities | Q					0																		0
Appreciation of financial assets in functional currency | Q					2,327									91									2,713
Appreciation of financial liabilities in functional currency | Q					Q 0									Q 0									Q 0
Guatemalan Quetzal to USD [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									$ 271,000									$ 11,000									$ 325,000
Guatemalan Quetzal to USD [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities									0																		0
Colombian Pesos to USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									19,000									23,000									22,000
Financial liabilities at fair value through profit or loss									$ 0									$ 0									$ 0
% Appreciation of asset and liability currency versus the functional currency	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	0	0	0	0	0	0	0	0	0	0.0003016	0.0003016	0.0003016	0.0003016	0.0003016	0.0003016	0.0003016	0.0003016	0.0003016	0.0002999	0.0002999	0.0002999	0.0002999	0.0002999	0.0002999	0.0002999	0.0002999	0.0002999
Colombian Pesos to USD [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets			$ 546,644									$ 610,695									$ 590,271
Financial liabilities			0																		0
Appreciation of financial assets in functional currency			607,382									678,550									655,857
Appreciation of financial liabilities in functional currency			$ 0									$ 0									$ 0
Colombian Pesos to USD [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									$ 168,000									$ 205,000									$ 197,000
Colombian Pesos to USD [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities									0																		0
Peruvian Nuevos Soles to USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									369,000									903,000									778,000
Financial liabilities at fair value through profit or loss									$ (116,000)									$ (199,000)									$ (170,000)
% Appreciation of asset and liability currency versus the functional currency	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	0	0	0	0	0	0	0	0	0	0.2773498	0.2773498	0.2773498	0.2773498	0.2773498	0.2773498	0.2773498	0.2773498	0.2773498	0.2681764	0.2681764	0.2681764	0.2681764	0.2681764	0.2681764	0.2681764	0.2681764	0.2681764
Peruvian Nuevos Soles to USD [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | S/								S/ 11,221									S/ 26,358									S/ 23,484
Financial liabilities | S/								3,536									5,822									5,138
Appreciation of financial assets in functional currency | S/								12,468									29,287									26,094
Appreciation of financial liabilities in functional currency | S/								S/ 3,929									S/ 6,469									S/ 5,709
Peruvian Nuevos Soles to USD [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									$ 3,321,000									$ 8,123,000									$ 6,998,000
Peruvian Nuevos Soles to USD [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities									1,046,000									1,794,000									1,531,000
United States Dolar to Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									2,000									1,000									1,230,000
Financial liabilities at fair value through profit or loss									$ 0									$ 0									$ 0
% Appreciation of asset and liability currency versus the functional currency	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.7504378	0.7504378	0.7504378	0.7504378	0.7504378	0.7504378	0.7504378	0.7504378	0.7504378	0.8538089	0.8538089	0.8538089	0.8538089	0.8538089	0.8538089	0.8538089	0.8538089	0.8538089
United States Dolar to Euro [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									$ 15									$ 8,000									$ 11,068,000
Financial liabilities									0																		0
Appreciation of financial assets in functional currency									17,000									9,000									12,298,000
Appreciation of financial liabilities in functional currency									0									0									0
United States Dolar to Euro [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									15,000				€ 6					8,000				€ 10,500					11,068,000
United States Dolar to Euro [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities				€ 0																		€ 0					0
United States Dolar to MXN [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									0									1,000									9,000
Financial liabilities at fair value through profit or loss									$ 0									$ 0									$ 0
% Appreciation of asset and liability currency versus the functional currency	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	0.18	0.18	0.18	0.18	0.18	0.18	0.18	0.18	0.18	17.69661	17.69661	17.69661	17.69661	17.69661	17.69661	17.69661	17.69661	17.69661	18.55746	18.55746	18.55746	18.55746	18.55746	18.55746	18.55746	18.55746	18.55746
United States Dolar to MXN [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									$ 1									$ 10,000									$ 79,000
Financial liabilities									0																		0
Appreciation of financial assets in functional currency									1,000									11,000									88,000
Appreciation of financial liabilities in functional currency									0									0									0
United States Dolar to MXN [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									1,000							$ 202		10,000							$ 1,627		79,000
United States Dolar to MXN [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities							$ 0																		$ 0		0
Chilean Pesos to Euro [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets at fair value through profit or loss									0									20,000									0
Financial liabilities at fair value through profit or loss									$ 0									$ 0									$ 0
% Appreciation of asset and liability currency versus the functional currency	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Appreciation of asset and liability currency versus the functional currency	0	0	0	0	0	0	0	0	0	0.0012198	0.0012198	0.0012198	0.0012198	0.0012198	0.0012198	0.0012198	0.0012198	0.0012198	0.0012795	0.0012795	0.0012795	0.0012795	0.0012795	0.0012795	0.0012795	0.0012795	0.0012795
Chilean Pesos to Euro [Member] | Functional currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets		$ 70									$ 132,016,000									$ 292,000
Financial liabilities		0																		0
Appreciation of financial assets in functional currency		81,000									146,423,000									324,000
Appreciation of financial liabilities in functional currency		$ 0									$ 0									$ 0
Chilean Pesos to Euro [Member] | Asset currency [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets									$ 0				€ 179					$ 215,000				€ 0					$ 0
Chilean Pesos to Euro [Member] | Liability Currency [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial liabilities				€ 0																		€ 0					$ 0